Note 30 - Financial Instruments (Details Textual)		12 Months Ended				31 Months Ended
	Aug. 17, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)	Aug. 17, 2018 USD ($)
Statement Line Items [Line Items]
Total trade and other current receivables		$ 6,392,000	$ 4,962,000
Cash and cash equivalents denominated in RTGS		6,560,000	0
Term loan denominated in RTGS		5,960,000	0
Hedging gains (losses) for hedge of group of items with offsetting risk positions		(360,000)		[1]	$ (435,000)
Derivative contract for 8,000 ounces of Gold [member] | Commodity price risk [member]
Statement Line Items [Line Items]
Derivative contract, number of ounces of gold hedged	8,000					8,000
Hedging instruments, protected, price	$ 1,150
Hedging instruments, participation, price	$ 1,195					$ 1,195
Hedging gains (losses) for hedge of group of items with offsetting risk positions		(360,000)
Current [member]
Statement Line Items [Line Items]
Total trade and other current receivables		$ 0

[1]	Restated, refer note 4(a).